Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unpaid principal balance of impaired loans	$ 72,022	$ 57,100
ACL maintained for impaired loans	3,755	4,300
Real estate owned (REO), net	11,321	9,920
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned (REO), net	$ 11,321	$ 9,920